Schedule of Investments October 31, 2021 (Unaudited)
Coho Relative Value ESG Fund

	Shares	Value
COMMON STOCKS - 96.5%
Consumer Discretionary - 13.4%
Dollar General	3,868	$856,839
Lowe's Companies	4,818	1,126,545
Ross Stores	8,647	978,841
		2,962,225
Consumer Staples - 22.2%
Coca-Cola	11,863	668,717
Colgate-Palmolive	8,812	671,386
Conagra Brands	18,975	610,995
JM Smucker	5,783	710,499
Kroger	11,876	475,278
Mondelez International	7,292	442,916
Sysco	11,307	869,508
Unilever PLC	8,637	462,771
		4,912,070
Financials - 12.9%
Marsh & McLennan Companies	4,924	821,323
State Street	10,080	993,384
U.S. Bancorp	17,175	1,036,855
		2,851,562
Health Care - 27.5% #
Amgen	2,648	548,056
CVS Health	10,802	964,403
Johnson & Johnson	5,668	923,204
Medtronic PLC	5,868	703,338
Perrigo PLC	12,738	575,121
Quest Diagnostics	3,661	537,362
Thermo Fisher Scientific	1,062	672,320
UnitedHealth Group	2,555	1,176,501
		6,100,305
Industrials - 10.5%
Stanley Black & Decker	2,948	529,844
United Parcel Service - Class B	3,857	823,354
W.W. Grainger	2,109	976,699
		2,329,897
Information Technology - 10.0%
Automatic Data Processing	2,858	641,592
Global Payments	5,776	825,910
Microchip Technology	10,151	752,088
		2,219,590

Total Common Stocks		21,375,649
(Cost $19,323,543)

SHORT-TERM INVESTMENT - 3.8%
U.S. Bank N.A., 0.00% ^
(Cost $844,063)	844,063	844,063

Total Investments - 100.3%
(Cost $20,167,606)		22,219,712
Liabilities in Excess of Other Assets - (0.3)%		(68,810)
Total Net Assets - 100.0%		$22,150,902

PLC	Public Limited Company
#
As of October 31, 2021, the Fund had a significant portion of its assets invested in the Health Care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

^
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of October 31, 2021.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2021:
	Level 1	Level 2	Level 3	Total
Common Stocks	$21,375,649	$–	$–	$21,375,649
Short-Term Investment	844,063	–	–	844,063
Total Investments in Securities	$22,219,712	$–	$–	$22,219,712

Refer to the Schedule of Investments for further information on the classification of investments.